INTANGIBLE ASSETS, NET - Additional information (Details)	1 Months Ended		12 Months Ended
	Nov. 30, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
GOODWILL
Amortization expense of intangible			¥ 5,267,881	$ 763,771	¥ 8,493,341	¥ 6,150,436
Impairment charges recognized					¥ 0	¥ 0
Impairment of intangible assets with indefinite life	¥ 12,000,345	$ 1,739,886	12,000,345	1,739,886
Impairment losses of intangible assets with finite life			¥ 700,762	$ 101,600